STATEMENT OF OPERATIONS - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Loss from operations				$ (56,223,000)
Other (expense) income:
Change in fair value of derivative warrant liabilities				(427,000)
Net income (loss)				$ (54,974,000)
Weighted-average number of common shares outstanding - basic (in shares)				2,108,472,000
Weighted-average shares used in calculating net loss per share, diluted (in shares)				2,108,472,000
Net loss per common share - basic (usd per share)				$ (39,790)
Net loss per common share - diluted (usd per share)				$ (39,790)
AMCI ACQUISITION CORP. II
General and administrative expenses	$ 876,343	$ 284,686	$ 286,255	$ 3,677,205	$ 951,461
General and administrative expenses - related party	30,000	20,000	20,000	90,000	50,000
Capital base tax expense	75,797			183,578	198,129
Franchise tax expense	50,411	134,845	134,845	149,639	188,237
Loss from operations	(1,032,551)	(439,531)	(441,100)	(4,100,422)	(1,387,827)
Other (expense) income:
Change in fair value of derivative warrant liabilities	1,426,720	1,382,900	1,382,900	4,066,720	1,905,000
Offering costs allocated to derivative warrant liabilities		(476,450)	(476,450)		(476,450)
Income from investments held in trust account	733,042	2,178	2,178	972,453	6,015
Net income (loss)	$ 1,244,545	$ 469,097	$ 467,528	$ 1,056,085	$ 46,738
Class A Common stock | AMCI ACQUISITION CORP. II
Other (expense) income:
Weighted-average number of common shares outstanding - basic (in shares)	15,000,000	9,130,435	3,428,571	15,000,000	4,690,909
Weighted-average shares used in calculating net loss per share, diluted (in shares)	15,000,000	9,130,435	3,428,571	15,000,000	4,690,909
Net loss per common share - basic (usd per share)	$ 0.07	$ 0.04	$ 0.07	$ 0.06	$ 0.01
Net loss per common share - diluted (usd per share)	$ 0.07	$ 0.04	$ 0.07	$ 0.06	$ 0.01
Class B Common Stock | AMCI ACQUISITION CORP. II
Other (expense) income:
Weighted-average number of common shares outstanding - basic (in shares)	3,750,000	3,750,000	3,750,000	3,750,000	3,750,000
Weighted-average shares used in calculating net loss per share, diluted (in shares)	3,750,000	3,750,000	3,750,000	3,750,000	3,750,000
Net loss per common share - basic (usd per share)	$ 0.07	$ 0.04	$ 0.07	$ 0.06	$ 0.01
Net loss per common share - diluted (usd per share)	$ 0.07	$ 0.04	$ 0.07	$ 0.06	$ 0.01